EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data that mirrors the information in a supplement filed with the Securities and Exchange Commission on December 18, 2020 (Accession No. 0001193125-20-320857), to the Prospectus dated May 1, 2020, as supplemented, for the EQ/BlackRock Basic Value Equity Portfolio.